CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Summary of Convertible Notes Outstanding

The following table summarizes the convertible notes outstanding at March 31, 2016:

Convertible notes payable, principal	$22,100,000
Debt discounts	(13,828,816)

Net convertible note payable	8,271,184
Less current portion	(8,271,184)

Convertible notes payable, long term	$—

The following table summarizes the convertible notes outstanding at December 31, 2015:

Convertible notes payable, principal	$22,100,000
Debt discounts	(19,936,283)

Net convertible note payable	2,163,717
Less current portion	(1,638,717)

Convertible notes payable, long term	$525,000